Citigroup Mortgage Loan Trust 2025-RP2 ABS-15G

Exhibit 99.1 - Schedule 5(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	211	6.99%
Delinquency, No Missing Data	1713	56.72%
No Delinquency, At Least One Month Missing	638	21.13%
Delinquency, At Least One Month Missing	458	15.17%
Total	3020	100.00%